Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Cross Default - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Borrowings	$ 74,313	$ 35,064	$ 29,474
Restriction to be met by the Reporting Entity or Subsidiary [Member] | Revolving Credit Facility [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	150,000
Restriction to be met by the Reporting Entity or Subsidiary [Member] | Yankee Bonds, Registration Number US29274FAF18 [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	150,000
Restriction to be met by the Reporting Entity or Subsidiary [Member] | Yankee Bonds, Registration Number US29274FAC86 [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	$ 30,000
Restriction to be met by the Reporting Entity or Subsidiary [Member] | B2 Series Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Percentage of creditors intent debt acceleration	3.00%
Mechanism to Calculate or Define Indicator or Ratio [Member] | Revolving Credit Facility [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	$ 150,000
Mechanism to Calculate or Define Indicator or Ratio [Member] | Yankee Bonds, Registration Number US29274FAF18 [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	150,000
Mechanism to Calculate or Define Indicator or Ratio [Member] | Yankee Bonds, Registration Number US29274FAC86 [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	$ 30,000
Mechanism to Calculate or Define Indicator or Ratio [Member] | B2 Series Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Percentage of creditors intent debt acceleration	3.00%
Restriction Must Be Met [Member] | Revolving Credit Facility [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	$ 150,000
Restriction Must Be Met [Member] | Yankee Bonds, Registration Number US29274FAF18 [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	150,000
Restriction Must Be Met [Member] | Yankee Bonds, Registration Number US29274FAC86 [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	$ 30,000
Restriction Must Be Met [Member] | B2 Series Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Percentage of creditors intent debt acceleration	3.00%
Indicator or Ratio Determined By Company [Member] | Revolving Credit Facility [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	$ 150,000
Indicator or Ratio Determined By Company [Member] | Yankee Bonds, Registration Number US29274FAF18 [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	150,000
Indicator or Ratio Determined By Company [Member] | Yankee Bonds, Registration Number US29274FAC86 [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	$ 30,000
Indicator or Ratio Determined By Company [Member] | B2 Series Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Percentage of creditors intent debt acceleration	3.00%